Note 11 - Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price	Warrant Remaining Contract Life (Yrs)
Outstanding as at January 1, 20 19	6,804,000	$0.18	2.26
Granted	1,050,000	0.08
Forfeited	(1,092,000)	0.22
Outstanding as at June 30 , 20 19	6,762,000	$0.13	2.03
Forfeited	(120,000)	0.07
Outstanding as at December 31, 201 9	6,642,000	$0.13	1.52
Granted	450,000	0.05
Forfeited	(122,000)	0.18
Outstanding as at June 30 , 20 20	6,970,000	$0.12	1.13
Options exercisable as at June 30 , 201 9	5,162,002	$0.14
Options exercisable as at December 31, 201 9	6,504,500	$0.19
Options exercisable as at June 30 , 20 20	6,662,505	$0.13